Goodwill	6 Months Ended
Feb. 28, 2023
Disclosure Of Detailed Information About Goodwill
Goodwill

10. Goodwill

A continuity of the Company’s goodwill is as follows:

	2023	2022
	$	$

Balance, August 31,	15,200,188	18,495,121
Held for sale - Eden Games		(345,150)
Effect of foreign exchange	(10,314)	(35,638)
Balance, February 28,	15,189,874	18,114,333